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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for two of its series, Evergreen Health Care Fund and Evergreen Utility and Telecommunications Fund, for the quarter ended January 31, 2007. These two series have an October 31 fiscal year end.

Date of reporting period: January 31, 2007

Item 1 – Schedule of Investments
EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 94.8%
CONSUMER STAPLES 1.3%
Food & Staples Retailing 1.3%
CVS Corp.	134,013	$4,509,537

HEALTH CARE 91.2%
Biotechnology 27.0%
Alexion Pharmaceuticals, Inc. *	14,352	596,613
Alkermes, Inc. *	83,401	1,244,343
Amgen, Inc. *	129,749	9,130,437
Angiotech Pharmaceuticals, Inc. *	160,000	1,401,600
Applera Corp. – Celera Genomics Group *	67,877	1,076,529
Arena Pharmaceuticals, Inc. * ρ	79,069	1,009,711
Ariad Pharmaceuticals, Inc. *	43,680	223,642
ArQule, Inc. *	171,637	1,124,222
BioCryst Pharmaceuticals, Inc. * ρ	100,000	1,017,000
Biogen Idec, Inc. *	134,697	6,511,253
BioMarin Pharmaceutical, Inc. *	63,759	1,207,595
Celgene Corp. *	76,328	4,097,287
Cepheid *	61,178	505,942
Cubist Pharmaceuticals, Inc. *	100,000	1,840,000
CV Therapeutics, Inc. * ρ	50,000	674,500
Cytokinetics, Inc. *	50,000	395,500
Genentech, Inc. *	104,616	9,140,300
Genmab AS *	80,000	5,059,276
Genzyme Corp. *	50,000	3,286,500
Geron Corp. * ρ	90,000	737,100
Human Genome Sciences, Inc. * ρ	183,873	2,166,024
ImClone Systems, Inc. *	40,000	1,178,400
Incyte Corp. *	269,710	2,003,945
Insmed, Inc. * ρ	350,000	336,000
Martek Biosciences Corp. * ρ	119,785	2,792,188
Maxygen, Inc. *	50,000	568,000
Medarex, Inc. *	140,293	1,889,747
MedImmune, Inc. *	154,186	5,344,087
Millennium Pharmaceuticals, Inc. *	100,000	1,110,000
NPS Pharmaceuticals, Inc. *	107,372	418,751
OSI Pharmaceuticals, Inc. * ρ	132,025	4,491,490
PDL BioPharma, Inc. *	70,000	1,435,700
Pharmion Corp. *	60,000	1,911,000
QLT, Inc. * ρ	124,231	1,165,287
Regeneron Pharmaceuticals, Inc. *	150,000	2,983,500
Tanox, Inc. *	179,403	3,482,212
Tercica, Inc. * ρ	70,000	360,500
Theravance, Inc. *	40,000	1,372,800
Trimeris, Inc. * ρ	169,206	2,277,513
United Therapeutics Corp. * ρ	32,206	1,726,242
Vertex Pharmaceuticals, Inc. *	24,532	867,206
ZymoGenetics, Inc. * ρ	124,201	1,981,006

		92,140,948

Health Care Equipment & Supplies 10.8%
Baxter International, Inc.	41,664	2,069,034
Biomet, Inc.	93,093	3,943,420
Cyberonics, Inc. * ρ	54,558	1,149,537
Hospira, Inc. *	67,141	2,469,446
Kinetic Concepts, Inc. *	21,544	1,059,749
Kyphon, Inc. *	14,849	694,785

1

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Medtronic, Inc.	66,366	$3,547,263
Smith & Nephew plc	300,000	3,370,976
Sorin SpA *	293,437	617,686
St. Jude Medical, Inc. *	133,253	5,697,898
Vital Signs, Inc.	22,767	1,183,884
Wright Medical Group, Inc. *	272,744	5,970,366
Zimmer Holdings, Inc. *	62,624	5,274,193

		37,048,237

Health Care Providers & Services 9.2%
Caremark Rx, Inc.	40,000	2,450,400
CIGNA Corp.	32,120	4,252,688
Fresenius AG	34,220	6,883,204
Fresenius Medical Care AG & Co. KGaA	18,571	2,486,032
Manor Care, Inc.	25,784	1,372,740
Quest Diagnostics, Inc.	72,742	3,817,500
WellPoint, Inc. *	130,000	10,189,400

		31,451,964

Life Sciences Tools & Services 3.3%
Applera Corp. – Applied Biosystems Group	82,614	2,871,663
Bio-Rad Laboratories, Inc., Class A *	34,265	2,948,160
Nektar Therapeutics * ρ	98,557	1,251,674
Thermo Fisher Scientific, Inc. *	88,109	4,216,016

		11,287,513

Pharmaceuticals 40.9%
Abbott Laboratories	213,845	11,333,785
Adolor Corp. *	50,300	351,597
Alpharma, Inc., Class A	30,042	827,657
AstraZeneca plc	123,651	6,888,703
AtheroGenics, Inc. * ρ	110,000	1,298,000
Bristol-Myers Co.	224,936	6,475,907
Chugai Pharmaceutical Co., Ltd.	160,000	3,604,741
Daiichi Sankyo Co., Ltd.	140,800	3,925,310
Elan Corp. plc, ADR *	54,452	677,927
Eli Lilly & Co.	82,594	4,469,987
GlaxoSmithKline plc, ADR	150,000	8,119,500
Ipsen SA	134,852	6,139,131
Johnson & Johnson	150,000	10,020,000
Merck & Co., Inc.	96,142	4,302,355
Merck KGaA	43,060	5,011,167
MGI Pharma, Inc. *	50,237	965,555
Mylan Laboratories, Inc.	46,601	1,031,746
Novartis AG, ADR ρ	134,300	7,747,767
Novo Nordisk AS	69,950	6,009,235
Par Pharmaceutical Companies, Inc. *	92,156	2,431,075
Pfizer, Inc.	330,288	8,666,757
Roche Holding AG	53,642	10,091,818
Sanofi-Aventis SA, ADR	52,179	2,300,050
Schering-Plough Corp.	400,000	10,000,000
Sepracor, Inc. *	58,622	3,344,971
Taro Pharmaceutical Industries, Ltd. *	43,785	402,603
Valeant Pharmaceuticals International	100,000	1,763,000
Valera Pharmaceuticals, Inc. *	205,482	1,598,650
ViroPharma, Inc. *	39,602	674,422

2

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Watson Pharmaceuticals, Inc. *	53,984	$1,469,445
Wyeth	160,893	7,949,723

		139,892,584

MATERIALS 2.3%
Chemicals 2.3%
Bayer AG	72,828	4,294,971
Sigma-Aldrich Corp.	43,870	1,664,867
Syngenta AG	11,000	2,028,785

		7,988,623

Total Common Stocks (cost $ 255,526,638)		324,319,406

EXCHANGE TRADED FUND 3.0%
Health Care Select Sector SPDR Fund ρ (cost $ 10,247,237)	296,265	10,224,105

SHORT-TERM INVESTMENTS 11.2%
MUTUAL FUND SHARES 2.4%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.25% q ρρ	1,883,655	1,883,655
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.03% q ø	6,373,742	6,373,742

		8,257,397

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 8.8%
Bank of America Corp., 5.35%, dated 1/31/2007, maturing 2/1/2007; maturity value $2,000,297 (1) ρρ	$2,000,000	2,000,000
BNP Paribas SA, 5.36%, dated 1/31/2007, maturing 2/1/2007; maturity value $2,000,298 (2) ρρ	2,000,000	2,000,000
Credit Suisse First Boston Corp., 5.35%, dated 1/31/2007, maturing 2/1/2007; maturity value $2,000,297 (3) ρρ	2,000,000	2,000,000
Deutsche Bank AG, 5.36%, dated 1/31/2007, maturing 2/1/2007; maturity value $7,001,042 (4) ρρ	7,000,000	7,000,000
Dresdner Kleinwort Wasserstein, LLC, 5.36%, dated 1/31/2007, maturing 2/1/2007; maturity value $6,000,893 (5) ρρ	6,000,000	6,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 1/31/2007, maturing 2/1/2007; maturity value $4,000,596 (6) ρρ	4,000,000	4,000,000
JPMorgan Chase & Co., 5.34%, dated 1/31/2007, maturing 2/1/2007; maturity value $1,000,148 (7) ρρ	1,000,000	1,000,000
Lehman Brothers Holdings, Inc., 5.35%, dated 1/31/2007, maturing 2/1/2007; maturity value $4,000,594 (8) ρρ	4,000,000	4,000,000
Nomura Holdings, Inc., 5.36%, dated 1/31/2007, maturing 2/1/2007; maturity value $2,000,298 (9) ρρ	2,000,000	2,000,000

		30,000,000

Total Short-Term Investments (cost $ 38,257,397)		38,257,397

Total Investments (cost $ 304,031,272) 109.0%		372,800,908
Other Assets and Liabilities (9.0%)		(30,932,134)

Net Assets 100.0%		$341,868,774

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	Represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

3

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
^	Collateralized by:
(1)

$847,780 American General Institutional Capital, 7.57%, 12/1/2045 144A, value including accrued interest is $1,005,057; $866,843 Singapore Telecommunications, Ltd., 7.375%, 12/1/2031 144A, value including accrued interest is $1,034,943.

(2)

$428,900 Bank of Ireland Capital Funding, FRN, 5.57%, 2/1/2016 144A, value including accrued interest is $429,490; $430,600 Hewlett-Packard Co., FRN, 5.50%, 5/22/2009, value including accrued interest is $435,909; $24,781 JPMorgan Chase & Co., FRN, 5.86%, 2/1/2027, value including accrued interest is $24,405; $396,700 Simon Property Group, Inc., 6.375%, 11/15/2007, value including accrued interest is $404,558; $256,567 Verizon Communications, Inc., 4.375%, 6/1/2013, value including accrued interest is $286,873; $464,100 Verizon Communications, Inc., 7.375%, 9/1/2012, value including accrued interest is $458,766.

(3)

$162,510 Connecticut Light & Power Co., 7.875%, 10/1/2024, value including accrued interest is $195,740; $120,400 Genworth Financial, Inc., FRN, 6.15%, 11/15/2066, value including accrued interest is $121,122; $655,680 Kraft Foods, Inc., 4.125%, 11/12/2009, value including accrued interest is $640,027; $417,700 Motorola, Inc., 4.61%, 11/16/2007, value including accrued interest is $414,693; $132,900 Motorola, Inc., 6.50%, 9/1/2025, value including accrued interest is $133,133; $266,400 Motorola, Inc., 8.00%, 11/1/2011, value including accrued interest is $296,782; $100,000 Transocean, Inc., 7.375%, 4/15/2018, value including accrued interest is $109,633; $127,600 Wisconsin Energy Corp., 5.50%, 12/1/2008, value including accrued interest is $128,924.

(4)

$1,939,000 American Express Centurion Bank, FRN, 5.41%, 7/19/2007, value including accrued interest is $1,941,133; $1,400,000 American Express Centurion Bank, FRN, 5.41%, 9/14/2007, value including accrued interest is $1,402,285; $67,299 Atrium CDO Corp., Ser. 4A, Class B, FRN, 6.10%, 6/8/2019, value including accrued interest is $67,907; $802,336 Barramundi CDO, Ltd., Ser. 2006-1A, Class C, FRN, 6.47%, 12/11/2051, value is $802,336; $1,549,800 Landsbanki Islands HF, FRN, 6.07%, 8/25/2009, value including accrued interest is $1,560,540; $1,400,000 Xlliac Global Funding, 4.80%, 8/10/2010, value including accrued interest is $1,365,798.

(5)

$1,320,000 Lightpoint CLO, Ltd., Ser. 2004-1A, Class X, 5.25%, 2/15/2014, value including accrued interest is $897,939; $315,300 Long Hill, Ltd., Ser. 2006-1A, Class A2, FRN, 6.01%, 10/7/2045, value including accrued interest is $318,665; $870,000 Manasquan CDO, Ltd., Ser. 2005-1A, Class A2L, FRN, 6.11%, 12/30/2045, value including accrued interest is $870,946; $1,200,000 Marathon Financing BV, Ser. 2006-1A, Class C1, FRN, 6.49%, 10/5/2026, value including accrued interest is $1,203,313; $582,060 Merrill Lynch Mtge. Investors Trust, Ser. 2005-SL2, Class M1, FRN, 5.92%, 12/25/2035, value including accrued interest is $583,007; $1,200,000 New Century Home Equity Loan Trust, Ser. 2004-3, Class M2, FRN, 5.97%, 11/25/2034, value including accrued interest is $1,207,491; $360,000 Nob Hill CLO, Ltd., Ser. 2006-1A, Class B, FRN, 5.86%, 8/15/2018, value including accrued interest is $364,480; $669,600 Park Place Securities, Inc., Ser. 2004-WWF1, Class M1, 5.95%, 1/25/2034, value including accrued interest is $674,267.

(6)

$640,514 ASIF Global Financing, 3.90%, 10/22/2008, value including accrued interest is $632,159; $1,873,800 FNMA, 4.50%, 8/1/2035, value including accrued interest is $1,611,235; $2,157,977 FNMA, 4.50%, 9/1/2035, value including accrued interest is $1,836,742.

(7)	$1,020,800 UBS Finance, Inc., Discount Note, 0.00%, 2/5/2007, value is $1,020,059.
(8)

$884,400 FHLMC, 4.00%, 5/1/2034, value including accrued interest is $680,299; $103,600 FNMA, 4.50%, 11/1/2019, value including accrued interest is $74,731; $3,542,445 FNMA, 6.00%, 1/1/2036, value including accrued interest is $3,325,108.

(9)

$312,400 Banc of America Funding Corp., Ser. 2006-H, Class 2A4, FRN, 6.14%, 9/20/2046, value including accrued interest is $278,517; $90,560 Banc of America Funding Corp., Ser. 2006-H, Class 3A4, 6.24%, 9/20/2046, value including accrued interest is $86,100; $160,000 Credit Suisse First Boston Mtge. Securities Corp., Ser. 2001-26, Class DB1, FRN, 7.49%, 11/25/2031, value including accrued interest is $58,755; $72,490 Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-11, Class 7A2, 6.00%, 12/25/2035, value including accrued interest is $57,603; $87,960 GSR Mtge. Loan Trust, Ser. 2006-5F, Class 3A2, FRN, 6.50%, 6/25/2036, value including accrued interest is $78,241; $99,640 GSR Mtge. Loan Trust, Ser. 2006-AR2, Class 2A2, 5.47%, 4/25/2036, value including accrued interest is $77,669; $250,000 Harborview Mtge. Loan Trust, Ser. 2005-16, Class 2A1B, FRN, 5.65%, 1/19/2036, value including accrued interest is $139,465; $117,980 Merrill Lynch Mtge. Investors Trust, Ser. 2006-A3, Class 4A2, FRN, 6.25%, 5/25/2036, value including accrued interest is $112,266; $131,061 Residential Accredit Loans, Inc., Ser. 2006-Q01, Class 3A1, FRN, 5.59%, 2/25/2046, value including accrued interest is $112,472; $26,302 Residential Asset Securitization Trust, Ser. 2006-A8, Class 2A8, 6.50%, 8/25/2036, value including accrued interest is $26,526; $43,180 Structured Adjustable Rate Mtge. Loan Trust, Ser. 2006-10, Class 3A4, FRN, 6.53%, 11/25/2036, value including accrued interest is $43,507; $1,279,420 Taylor, Bean & Whitaker Mtge. Backed Pass Through Cert., Ser. 2006-2, Class 2A1, 6.50%, 7/25/2036, value including accrued interest is $896,370; $90,000 Washington Mutual Mtge. Pass-Through Cert., Ser. 2006-AR5, Class 4A1B, FRN, 5.60%, 7/25/2046, value including accrued interest is $72,509.

Summary of Abbreviations

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
SPDR	Standard & Poor’s Depository Receipts

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $307,985,635. The gross unrealized appreciation and depreciation on securities based on tax cost was $76,992,611 and $12,177,338, respectively, with a net unrealized appreciation of $64,815,273.

4

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 77.7%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Idearc, Inc. *	26,250	$851,025

ENERGY 12.9%
Oil, Gas & Consumable Fuels 12.9%
Atlas Energy Resources *	10,000	237,500
Copano Energy, LLC ρ	190,160	12,196,862
Crosstex Energy, Inc. ρ	300,000	9,834,000
Enbridge, Inc.	200,000	6,440,000
Genesis Energy, LP	286,000	5,662,800
Regency Energy Partners, LP	125,000	3,530,000
Southwestern Energy Co. *	100,000	3,846,000
Spectra Energy Corp. * ρ	62,500	1,632,500
Teekay Shipping Corp. *	70,000	1,960,000
Valero GP Holdings, LLC	325,000	8,053,500
Williams Partners, LP ρ	335,000	13,745,050

		67,138,212

TELECOMMUNICATION SERVICES 26.7%
Diversified Telecommunication Services 14.9%
AT&T, Inc.	1,085,130	40,833,442
Embarq Corp.	25,000	1,387,750
NTL, Inc.	25,000	681,250
Shenandoah Telecommunications Co. +	235,000	10,899,300
TELUS Corp.	75,000	3,550,992
Verizon Communications, Inc.	525,000	20,223,000
Windstream Corp.	25,848	384,618

		77,960,352

Wireless Telecommunication Services 11.8%
Alltel Corp. ρ	225,000	13,790,250
American Tower Corp., Class A *	225,000	8,961,750
Centennial Communications Corp.	575,000	4,410,250
Crown Castle International Corp. *	418,800	14,725,008
Dobson Communications Corp. *	475,000	4,602,750
Rogers Communications, Inc., Class B	300,000	9,285,000
SBA Communcations Corp. *	200,000	5,942,000

		61,717,008

UTILITIES 37.9%
Electric Utilities 17.4%
Allegheny Energy, Inc. *	200,000	9,304,000
Allete, Inc.	100,000	4,809,000
British Energy Group plc *	750,000	6,434,002
DPL, Inc.	350,000	10,038,000
Duke Energy Corp. ρ	125,000	2,461,250
E.ON AG, ADR	65,000	2,950,350
Edison International	150,000	6,747,000
El Paso Electric Co. *	20,000	486,000
Entergy Corp.	52,000	4,828,200
Exelon Corp.	58,000	3,479,420
FirstEnergy Corp.	124,000	7,356,920
Fortum Oyj *	650,000	17,895,608
FPL Group, Inc. ρ	200,000	11,330,000
ITC Holdings Corp.	65,000	2,827,500
Maine & Maritimes Corp. *	2,365	37,248

		90,984,498

1

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 2.3%
Snam Rete Gas SpA *	100,000	$588,373
UGI Corp.	420,000	11,512,200

		12,100,573

Independent Power Producers & Energy Traders 5.0%
Canadian Hydro Developers, Inc. *	105,000	527,848
Constellation Energy Group, Inc.	250,000	18,137,500
Dynegy, Inc., Class A *	18,270	128,804
Ormat Technologies, Inc. ρ	180,000	7,054,200

		25,848,352

Multi-Utilities 12.8%
Florida Public Utilities Co.	25,000	307,500
MDU Resources Group, Inc.	300,000	7,755,000
National Grid Transco plc, ADR	165,000	12,475,650
NSTAR	75,000	2,505,000
PG&E Corp.	75,000	3,501,000
Public Service Enterprise Group, Inc.	300,000	20,109,000
Sempra Energy	200,000	11,476,000
Wisconsin Energy Corp.	190,000	8,846,400

		66,975,550

Water Utilities 0.4%
Aqua America, Inc. ρ	50,000	1,110,500
Pennichuck Corp.	50,000	1,062,500

		2,173,000

Total Common Stocks (cost $310,018,904)		405,748,570

CONVERTIBLE PREFERRED STOCKS 0.8%
FINANCIALS 0.8%
Real Estate Investment Trusts 0.8%
Annaly Capital Management, Inc., 6.00% (cost $3,765,633)	150,000	4,350,000

PREFERRED STOCKS 1.7%
UTILITIES 1.7%
Electric Utilities 1.4%
Aquila, Inc., 7.875% ρ	178,400	4,517,088
Connecticut Light & Power, Ser. 54E 2.06%,	3,925	135,290
Consolidated Edison, Inc., 5.00%	11,900	1,091,825
Entergy Arkansas, Inc., 4.56%	1,673	138,807
Louisville Gas & Electric Co., 5.00%	6,251	168,777
Pacific Gas & Electric Co., Ser. I, 4.36%	31,400	652,806
Southern California Edison Co., Ser. B, 4.08%	1,200	26,400
Union Electric Co., Ser. 1969, 4.00%	6,300	488,250

		7,219,243

Multi-Utilities 0.3%
Public Service Company of New Mexico, Ser. 1965, 4.58%,	18,000	1,404,563

Total Preferred Stocks (cost $6,579,724)		8,623,806

	Principal Amount	Value

CONVERTIBLE DEBENTURES 1.8%
ENERGY 1.2%
Oil, Gas & Consumable Fuels 1.2%
McMoRan Exploration Co., 5.25%, 10/06/2011 144A +	$5,000,000	5,106,250
Peabody Energy Corp., 4.75%, 12/15/2066	1,000,000	983,750

		6,090,000

2

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES continued
UTILITIES 0.6%
Electric Utilities 0.6%
Reliant Energy, Inc., 5.00%, 08/15/2010	$2,000,000	$3,390,000

Total Convertible Debentures (cost $9,004,102)		9,480,000

	Shares	Value

WARRANTS 5.9%
UTILITIES 5.9%
Electric Utilities 5.9%
Mirant Corp., Ser. A, Expiring 01/03/2011 *	1,300,000	19,396,000
Mirant Corp., Ser. B, Expiring 01/03/2011 * ρ	700,000	11,238,500

Total Warrants (cost $18,735,617)		30,634,500

EXCHANGE TRADED FUNDS 1.5%
Tortoise Energy Capital Corp.	20,965	575,489
Utilities Select Sector SPDR Fund ρ	200,000	7,318,000

Total Exchange Traded Funds (cost $7,346,481)		7,893,489

	Principal Amount	Value

SHORT-TERM INVESTMENTS 21.2%
CORPORATE BONDS 1.1%
Diversified Financials 1.1%
Links Finance, LLC, FRN, 5.40%, 06/20/2007 ρρ	$6,001,897	6,001,897

	Shares	Value

MUTUAL FUND SHARES 10.5%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.25% q ρρ	611,185	611,185
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	54,082,165	54,082,165
Navigator Prime Portfolio, 5.26% § ρρ	317,075	317,075

		55,010,425

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 9.6%
Banc of America Corp., 5.35%, dated 01/31/2007, maturing 02/01/2007, maturity value $4,000,594 (1) ρρ	$4,000,000	4,000,000
BNP Paribas SA, 5.36%, dated 01/31/2007, maturing 02/01/2007, maturity value $1,000,149 (2) ρρ	1,000,000	1,000,000
Cantor Fitzgerald & Co., 5.36%, dated 01/31/2007, maturing 02/01/2007, maturity value $7,001,042 (3) ρρ	7,000,000	7,000,000
Credit Suisse First Boston, LLC, 5.35%, dated 01/31/2007, maturing 02/01/2007, maturity value $7,001,040 (4) ρρ	7,000,000	7,000,000
Deutsche Bank AG, 5.36%, dated 01/31/2007, maturing 02/01/2007, maturity value $5,000,744 (5) ρρ	5,000,000	5,000,000
Dresdner Kleinwort Wasserstein, LLC, 5.36%, dated 01/31/2007, maturing 02/01/2007, maturity value $9,001,340 (6) ρρ	9,000,000	9,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 01/31/2007, maturing 02/01/2007, maturity value $10,001,489 (7) ρρ	10,000,000	10,000,000
JPMorgan Chase & Co., 5.34%, dated 01/31/2007, maturing 02/01/2007, maturity value $1,000,148 (8) ρρ	1,000,000	1,000,000
Lehman Brothers, Inc., 5.35%, dated 01/31/2007, maturing 02/01/2007, maturity value $4,000,594 (9) ρρ	4,000,000	4,000,000

3

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS continued
REPURCHASE AGREEMENTS continued
Nomura Securities International, Inc., 5.36%, dated 01/31/2007, maturing 02/01/2007, maturity value $2,000,298 (10) ρρ	$2,000,000	$2,000,000

		50,000,000

Total Short-Term Investments (cost $111,012,322)		111,012,322

Total Investments (cost $466,462,783) 110.6%		577,742,687
Other Assets and Liabilities (10.6%)		(55,189,475)

Net Assets 100.0%		$522,553,212

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

§	Rate shown is the 1-day annualized yield at period end.
ρρ	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
SPDR	Standard & Poor’s Depository Receipts

^	Collateralized by:
(1)

$1,695,560 American General Institutional Capital, 7.57%, 12/1/2045 144A, value including accrued interest is $2,010,115; $1,733,686 Singapore Telecommunications, Ltd., 7.375%, 12/1/2031 144A, value including accrued interest is $2,069,885.

(2)

$214,450 Bank of Ireland Capital Funding, FRN, 5.57%, 02/01/2016, value including accrued interest is $214,745; $215,300 Hewlett-Packard Co., FRN, 5.50%, 5/22/2009, value including accrued interest is $217,954; $12,391 JPMorgan Chase & Co., FRN, 5.86%, 02/01/2027, value including accrued interest is $12,202; $198,350 Simon Property Group, Inc., 6.375%, 11/15/2007, value including accrued interest is $202,279; $128,284 Verizon Communications, Inc., 4.375%, 06/01/2013, value including accrued interest is $143,436; $232,050 Verizon Communications, Inc., 7.375%, 09/01/2012, value including accrued interest is $229,383.

(3)

$126,000 ABSC Net Interest Mtge. Trust, Ser. 2005-HE6, Class A1, FRN, 5.05%, 8/27/2035, value including accrued interest is $125,747; $408,870 CDC Mtge. Capital Trust, Ser. 2004-HE2, Class M2, FRN, 6.52%, 7/25/2034, value including accrued interest is $410,526; $735,000 CMO Holdings Corp., Ser. 2004-1, Class A2, 5.50%, 11/25/2034, value including accrued interest is $194,554; $210,000 Countrywide Alternative Loan Trust, Ser. 2006-0A10, Class M5, 5.92%, 8/25/2046, value including accrued interest is $209,123; $140,000 Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-9, Class 2M2, 7.25%, 3/25/2032, value including accrued interest is $139,734; $140,000 First NLC Trust, Ser. 2005-3, Class M2, FRN, 6.00%, 12/25/2035, value including accrued interest is $140,933; $169,540 Greenpoint Mtge. Funding Trust, Ser. 2006-AR3, Class B4, FRN, 5.99%, 4/25/2036, value including accrued interest is $172,433; $350,000 GS Mtge. Securities Corp., Ser. 2004-AHL, Class M2, FRN, 6.47%, 8/25/2034, value including accrued interest is $354,519; $470,330 Harborview Mtge. Loan Trust, Ser. 2006-CB1, Class 2B2, FRN, 6.20%, 3/25/2036, value including accrued interest is $472,357; $700,000 Home Equity Asset Trust, Ser. 2003-7, Class M3, FRN, 7.22%, 3/25/2034, value including accrued interest is $704,997; $130,480 HSI Asset Securitization Corp. Trust, Ser. 2005-NC1, Class M3, FRN, 5.96%, 7/25/2035, value including accrued interest is $131,058; $105,000 HSI Asset Securitization Corp. Trust, Ser. 2005-NC2, Class M4, FRN, 5.94%, 8/25/2035, value including accrued interest is $105,635; $204,400 Impac CMB Trust, Ser. 2004-6, Class M4, FRN, 6.47%, 10/25/2034, value including accrued interest is $58,474; $51,100 Impac CMB Trust, Ser. 2004-9, Class M2, FRN, 5.97%, 1/25/2035, value including accrued interest is $14,946; $38,150 Impac CMB Trust, Ser. 2004-9, Class M3, FRN, 6.02%, 1/25/2035, value including accrued interest is $11,177; $546,700 IndyMac INDX Mtge. Loan Trust, Ser. 2004-AR3, Class B2, FRN, 6.42%, 7/25/2034, value including accrued interest is $413,353; $222,390 IndyMac INDX Mtge. Loan Trust, Ser. 2005-AR25, Class B2, FRN, 5.73%, 12/25/2035, value including accrued interest is $214,276; $133,840 IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR1, Class B2, FRN, 5.96%, 8/25/2036, value including accrued interest is $129,836; $192,640 IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR2, Class M4, FRN, 6.07%, 04/25/2046, value including accrued interest is $194,247; $117,180 IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR21, Class M5, FRN, 5.74%, 8/25/2036, value including accrued interest is $117,391; $202,440 IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR23, Class B2, FRN, 6.14%, 9/25/2036, value including accrued interest is $205,305; $197,400 IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR4, Class M4, FRN, 6.02%, 5/25/2046, value including accrued interest is $199,440; $131,250 Lehman XS Trust, Ser. 2005-7N, Class M4I, FRN, 6.47%, 12/25/2035, value including accrued interest is $132,549; $361,550 Lehman XS Trust, Ser. 2005-8, Class 1M3, 6.02%, 12/25/2035, value including accrued interest is $364,998; $1,243,760 Lehman XS Trust, Ser. 2006-12N, Class M1, FRN, 5.71%, 8/25/2046, value including accrued interest is $1,249,413; $701,428 Residential Asset Securitization Trust, Ser. 2005-A15, Class B2, FRN, 5.86%, 2/25/2036, value including accrued interest is $673,306.

4

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
^	Collateralized by:
(4)

$568,785 Connecticut Light & Power Co., 7.875%, 10/1/2024, value including accrued interest is $685,090; $421,400 Genworth Financial, Inc., FRN, 6.15%, 11/15/2066, value including accrued interest is $423,926; $2,294,880 Kraft Foods, Inc., 4.125%, 11/12/2009, value including accrued interest is $2,240,096; $1,461,950 Motorola, Inc., 4.61%, 11/16/2007, value including accrued interest is $1,451,424; $465,150 Motorola, Inc., 6.50%, 9/1/2025, value including accrued interest is $465,964; $932,400 Motorola, Inc., 8.00%, 11/1/2011, value including accrued interest is $1,038,738; $350,000 Transocean, Inc., 7.375%, 4/15/2018, value including accrued interest is $383,716; $446,600 Wisconsin Energy Corp., 5.50%, 12/1/2008, value including accrued interest is $451,233.

(5)

$1,385,000 American Express Centurion Bank, FRN, 5.41%, 7/19/2007, value including accrued interest is $1,386,524; $1,000,000 American Express Centurion Bank, FRN, 5.41%, 9/14/2007, value including accrued interest is $1,001,632; $48,071 Atrium CDO Corp., Ser. 4A, Class B, FRN, 6.10%, 6/8/2019, value including accrued interest is $48,505; $573,097 Barramundi CDO, Ltd., Ser. 2006-1A, Class C, FRN, 6.47%, 12/11/2051, value is $573,097; $1,107,000 Landsbanki Islands HF, FRN, 6.07%, 8/25/2009, value including accrued interest is $1,114,672; $1,000,000 Xlliac Global Funding, 4.80%, 8/10/2010, value including accrued interest is $975,570.

(6)

$1,980,000 Lightpoint CLO, Ltd., Ser. 2004-1A, Class X, 5.25%, 2/15/2014, value including accrued interest is $1,346,909; $472,950 Long Hill, Ltd., Ser. 2006-1A, Class A2, FRN, 6.01%, 10/7/2045, value including accrued interest is $477,997; $1,305,000 Manasquan CDO, Ltd., Ser. 2005-1A, Class A2L, FRN, 6.11%, 12/30/2045, value including accrued interest is $1,306,419; $1,800,000 Marathon Financing BV, Ser. 2006-1A, Class C1, FRN, 6.49%, 10/5/2026, value including accrued interest is $1,804,969; $873,090 Merrill Lynch Mtge. Investors Trust, Ser. 2005-SL2, Class M1, 5.92%, 12/25/2035, value including accrued interest is $874,510; $1,800,000 New Century Home Equity Loan Trust, Ser. 2004-3, Class M2, FRN, 5.97%, 11/25/2034, value including accrued interest is $1,811,237; $540,000 Nob Hill CLO, Ltd., Ser. 2006-1A, Class B, FRN, 5.86%, 8/15/2018, value including accrued interest is $546,720; $1,004,400 Park Place Securities, Inc., Ser. 2004-WWF1, Class M1, 5.95%, 1/25/2034, value including accrued interest is $1,011,400.

(7)

$1,601,284 ASIF Global Financing, 3.90%, 10/22/2008, value including accrued interest is $1,580,398; $4,684,500 FNMA, 4.50%, 8/1/2035, value including accrued interest is $4,028,087; $5,394,943 FNMA, 4.50%, 9/1/2035, value including accrued interest is $4,591,856.

(8)	$1,020,800 UBS Finance, Inc., Discount Note, 0.00%, 2/5/2007, value is $1,020,059.
(9)

$884,400 FHLMC, 4.00%, 5/1/2034, value including accrued interest is $680,299; $103,600 FNMA, 4.50%, 11/1/2019, value including accrued interest is $74,731; $3,542,445 FNMA, 6.00%, 1/1/2036, value including accrued interest is $3,325,108.

(10)

$312,400 Banc of America Funding Corp., Ser. 2006-H, Class 2A4, FRN, 6.14%, 9/20/2046, value including accrued interest is $278,517; $90,560 Banc of America Funding Corp., Ser. 2006-H, Class 3A4, 6.24%, 9/20/2046, value including accrued interest is $86,100; $160,000 Credit Suisse First Boston Mtge. Securities Corp., Ser. 2001-26, Class DB1, FRN, 7.49%, 11/25/2031, value including accrued interest is $58,755; $72,490 Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-11, Class 7A2, 6.00%, 12/25/2035, value including accrued interest is $57,603; $87,960 GSR Mtge. Loan Trust, Ser. 2006-5F, Class 3A2, FRN, 6.50%, 6/25/2036, value including accrued interest is $78,241; $99,640 GSR Mtge. Loan Trust, Ser. 2006-AR2, Class 2A2, 5.47%, 4/25/2036, value including accrued interest is $77,669; $250,000 Harborview Mtge. Loan Trust, Ser. 2005-16, Class 2A1B, FRN, 5.65%, 1/19/2036, value including accrued interest is $139,465; $117,980 Merrill Lynch Mtge. Investors Trust, Ser. 2006-A3, Class 4A2, FRN, 6.25%, 5/25/2036, value including accrued interest is $112,266; $131,061 Residential Accredit Loans, Inc., Ser. 2006-Q01, Class 3A1, FRN, 5.59%, 2/25/2046, value including accrued interest is $112,472; $26,302 Residential Asset Securitization Trust, Ser. 2006-A8, Class 2A8, 6.50%, 8/25/2036, value including accrued interest is $26,526; $43,180 Structured Adjustable Rate Mtge. Loan Trust, Ser. 2006-10, Class 3A4, FRN, 6.53%, 11/25/2036, value including accrued interest is $43,507; $1,279,420 Taylor, Bean & Whitaker Mtge. Backed Pass Through Cert., Ser. 2006-2, Class 2A1, 6.50%, 7/25/2036, value including accrued interest is $896,370; $90,000 Washington Mutual Mtge. Pass-Through Cert., Ser. 2006-AR5, Class 4A1B, FRN, 5.60%, 7/25/2046, value including accrued interest is $72,509.

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $466,871,222. The gross unrealized appreciation and depreciation on securities based on tax cost was $112,398,163 and $1,526,698, respectively, with a net unrealized appreciation of $110,871,465.

5

Item 2 - Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: /s/ Dennis H. Ferro
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2007

By: /s/ Jeremy DePalma
       Jeremy DePalma
       Principal Financial Officer

Date: March 30, 2007